Income taxes - Statements of profits and losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Current year	$ 76,718	$ 14,977
Provision to return adjustment	(888)	2,123
Current tax expense	75,830	17,100
Deferred tax expense	7,541	6,959
Total tax expense (income)	$ 83,371	$ 24,059